Reserves (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of reserves of share based payments
		Years Ended June 30,
	Notes	2021	2020	2019

(a) Share Based Payments
160,542,720 (2020: 21,550,000, 2019: 25,300,000) options for fully paid ordinary shares	11(c)	2,750,884	866,121	1,158,975

		2,750,884	866,121	1,158,975

		Years Ended June 30,
	Notes	2021	2020	2019

(b) Warrants/Free-attaching options
674,694,939 free-attaching options (2020: Nil, 2019: 586,672,964 warrants) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

Schedule of movements in options for fully paid ordinary shares
	Years Ended June 30,
	2021		2020		2019
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	21,550,000	866,121	25,300,000	1,158,975	25,216,490	1,753,954
Options issued during the year	140,392,720	1,950,563	-	-	2,450,000	89,138
Expired during the year	-	-	(3,400,000)	(280,838)	(2,366,490)	(684,117)
Forfeited during the year	(1,400,000)	(65,800)	(350,000)	(12,016)

End of the year	160,542,720	2,750,884	21,550,000	866,121	25,300,000	1,158,975